Note 4 - Investment in GRC - Gain (Loss) on Remeasurement, Owership, and Control (Details) - CAD ($)		12 Months Ended
	Nov. 05, 2021	Nov. 30, 2021	Nov. 30, 2020	Mar. 11, 2021	Dec. 01, 2020
Statement Line Items [Line Items]
Share of OCI in GRC		$ (857,238)	$ (0)
GRC [member]
Statement Line Items [Line Items]
Fair value of investment in GRC					$ 118,311,520
GRC net asset value - March 11, 2021				$ 110,692
Gain on loss of control over GRC		118,200,828
Investment in GRC - March 11, 2021		0		$ 118,311,520
Share of loss in GRC		(8,099,526)
Share of OCI in GRC		(857,238)
Gain on ownership interest dilution		5,169,003
Derecognition of investment in associate - November 5, 2021	$ (114,523,759)
Gain on loss of significant influence over GRC		6,309,141
Gains on remeasurement of investment in GRC		$ 123,652,731